UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549
						   FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2001

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	De Santis Capital Management, L.P.
Address:	Hanger No. 4
		Hamilton Field
		Novato, CA  94949

Form 13F File Number:	28-05613

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	David W. Peterson
Title:	Vice President
Phone:	(415) 382-4384


Signature, Place and Date of Signing:

	David W. Peterson				Novato, CA		May 15, 2001
		[Signature]				[City, State]			[Date]

Report Type (Check only one.):
XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		65

Form 13F Information Table Value Total:		17,104.64 (x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page

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NAME OF ISSUER				TITLE OF		CUSIP		VALUE		SHARES     INV.  OTHER   VOTING AUTH
						CLASS					X1000			     DISC  MGR	 SOLE

24/7 Media Inc.                   COMMON STOCK     901314104        2.72        7922     SOLE      	 7922
Actuate Corporation               COMMON STOCK     00508B102      403.96       42244     SOLE      	42244
Agile Software Corp.              COMMON STOCK      0846X105       23.20        2106     SOLE       	 2106
Agilent Technologies Inc.         COMMON STOCK      0846U101     1687.42       54911     SOLE      	54911
Allos Therapeutics Inc.           COMMON STOCK      19777101        5.42         932     SOLE       	  932
Altera Corp.                      COMMON STOCK      21441100      527.36       24600     SOLE      	24600
Ariba Inc.                        COMMON STOCK      4033V104       66.41        8400     SOLE       	 8400
Aspect Telecomunications Corp.    COMMON STOCK      4523Q102      218.88       49500     SOLE      	49500
At Home                           COMMON STOCK      45919107        1.28         286     SOLE      	  286
Avici Systems Inc.                COMMON STOCK      5367L109       36.62        4578     SOLE      	 4578
Broadbase Software Inc.           COMMON STOCK     11130R100        1.82         896     SOLE      	  896
Broadcom                          COMMON STOCK     111320107       31.65        1095     SOLE       	 1095
Brocade Communication Systems Inc.COMMON STOCK     111621108      138.58        6634     SOLE      	 6634
Capstone Turbine Corp.            COMMON STOCK     14067D102       17.82         628     SOLE      	  628
Casheflow Inc.                    COMMON STOCK     126946102       13.68        3082     SOLE      	 3082
Celestica Inc.                    COMMON STOCK     15101Q108       30.83        1118     SOLE      	 1118
Celgene Corporation               COMMON STOCK     151020104       90.68        3627     SOLE      	 3627
Cirrus Logic Inc.                 COMMON STOCK     172755100      483.98       32400     SOLE      	32400
Cisco Systems Inc.                COMMON STOCK     17275R102      338.26       21392     SOLE      	21392
Commerce One Inc.                 COMMON STOCK     200693109      214.59       23000     SOLE      	23000
Copper Mountain Networks Inc.     COMMON STOCK     217510106       53.42       15757     SOLE      	15757
DMC Stratex Networks, Inc.        COMMON STOCK     23322L106      196.71       23700     SOLE      	23700
Digital Island Inc.               COMMON STOCK     25385N101       90.26       49800     SOLE      	49800
DoubleClick Inc.                  COMMON STOCK     258609304        9.02         780     SOLE      	  780
Dyax Corp.                        COMMON STOCK     26746E103       11.05        1381     SOLE      	 1381
E Piphany Inc.                    COMMON STOCK     26881V100      292.77       25050     SOLE      	25050
Epix Medical                      COMMON STOCK     26881Q101       68.92        6807     SOLE      	 6807
FVC. COM, Inc.                    COMMON STOCK     30266P100      112.75      128855     SOLE        128855
Foundry Networks Inc.             COMMON STOCK     35063R100       13.49        1799     SOLE      	 1799
IBasis Inc.                       COMMON STOCK     450732102        4.81        1571     SOLE      	 1571
Informatica Corp.                 COMMON STOCK     45666Q102       22.39        1682     SOLE      	 1682
InterNAP Network Services Corp.   COMMON STOCK     45885A102       97.83       50495     SOLE      	50495
Intraware Inc.                    COMMON STOCK     46118M103        0.58         485     SOLE      	  485
Jupiter Media Metrix Inc.         COMMON STOCK     48206U104        0.58         177     SOLE      	  177
LSI Logic Corp.                   COMMON STOCK     502161102      575.72       36600     SOLE      	36600
Lucent Technology                 COMMON STOCK     549463107      252.19       25295     SOLE     	25295
Madge NV                          COMMON STOCK     N5424G106       28.86       24958     SOLE      	24958
Metawave Communications Inc.      COMMON STOCK     591409107        5.66         914     SOLE      	  914
My Points.com Inc.                COMMON STOCK     62855T102        0.37         597     SOLE      	  597
Netopia Inc.                      COMMON STOCK     64114K104        3.04        1059     SOLE      	 1059
Northern Telecom                  COMMON STOCK     656568102      351.25       25000     SOLE      	25000
Northpoint Communications         COMMON STOCK     666610100        0.11        6145     SOLE      	 6145
Numerical Technologies Inc.       COMMON STOCK     67053T101      177.75       18000     SOLE      	18000
Orapharma Inc.                    COMMON STOCK     68554E106        1.56         200     SOLE      	  200
PLX Technologies Inc.             COMMON STOCK     693417107       16.61        3770     SOLE      	 3770
PMC-Sierra Inc.                   COMMON STOCK     69344F106     1546.25       62500     SOLE      	62500
Pfizer Inc.                       COMMON STOCK     717081103        0.12           3     SOLE      	    3
PictureTel Corp.                  COMMON STOCK     720035302      131.40       47783     SOLE      	47783
Pliant Systems, Inc.              COMMON STOCK     729138107        1.57        5014     SOLE      	 5014
Portal Software Inc.              COMMON STOCK     736126103      328.86       38976     SOLE      	38976
Quantum Corp.  DLT Storage SystemsCOMMON STOCK     747906204      741.47       63920     SOLE      	63920
Quantum Corp. Hard Disk Drive GrouCOMMON STOCK     747906303      337.50       31960     SOLE      	31960
Redback Networks Inc.             COMMON STOCK     757209101      111.26        8506     SOLE      	 8506
Siebel Systems, Inc.              COMMON STOCK     826170102     5238.72      192600     SOLE        192600
Sierra Wireless                   COMMON STOCK     826516106      254.50       15483     SOLE      	15483
Sonic Innovations Inc.            COMMON STOCK     83545M109      102.76       25372     SOLE      	25372
Sun Microsystems Inc.             COMMON STOCK     8668101104     564.03       36697     SOLE      	36697
Tricord Systems Inc.              COMMON STOCK     896121100      422.40       76800     SOLE      	76800
Tut Systems                       COMMON STOCK     901103101       65.74       21143     SOLE      	21143
Viant Corp.                       COMMON STOCK     92553N107        6.13        2450     SOLE      	 2450
Vignette Corp.                    COMMON STOCK     926734104      229.18       35600     SOLE      	35600
Virata Corp.                      COMMON STOCK     927646109        9.01         690     SOLE      	  690
Vitesse Semiconductor Corp.       COMMON STOCK     928497106       76.60        3217     SOLE      	 3217
Vitria Technology Inc.            COMMON STOCK     92849Q104      190.63       50000     SOLE      	50000
WebSense Inc                      COMMON STOCK     947684106       23.66        1992     SOLE      	 1992



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